Trade Accounts Receivables and Other Current Assets	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Trade Accounts Receivables and Other Current Assets

12) Trade Accounts Receivables and Other Current Assets

(a) Trade Accounts Receivables

Trade accounts receivable are presented net of provisions for doubtful accounts. As of December 31, 2014 and 2013, there was no provision for doubtful accounts.

(b) Other Current Assets

Other current assets consist of the following:

	Year Ended December 31,
(U.S. Dollars in thousands)	2014	2013
Insurance claims for recoveries	189	—
Refund of value added tax	453	312
Prepaid expenses	464	247
Current portion of deferred debt issuance cost	1,149	1,116
Other receivable	1,703	139

Total other current assets	$3,958	$1,814